Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Information
The following options were granted in 2018 and 2017.

	2018		2017
	February	March	February
Options granted (#)	721,536	39,972	774,924
Exercise price ($) (1)	41.27	42.00	42.36
Grant date fair value ($)	3.43	4.08	3.22
Valuation assumptions:
Dividend yield (%) (2)	3.7	3.7	3.8
Expected volatility (%) (3)	15.5	15.7	16.1
Risk-free interest rate (%) (4)	2.1	2.0	1.2
Weighted average expected life (years) (5)	5.6	5.6	5.6

(1)	Five-day VWAP immediately preceding the grant date

(2)	Reflects average annual dividend yield up to the grant date and the weighted average expected life of the options

(3)	Reflects historical experience over a period equal to the weighted average expected life of the options

(4)	Government of Canada benchmark bond yield at the grant date that covers the weighted average expected life of the options

(5)	Reflects historical experience

Summary of Stock Option Activity
The following table summarizes information related to stock options for 2018.

	Total Options		Non-vested Options (1)
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, January 1, 2018	3,702,294	$36.65	1,812,319	$2.86
Granted	761,508	$41.31	761,508	$3.46
Exercised	(357,120)	$33.49	n/a	n/a
Vested	n/a	n/a	(711,484)	$2.88
Cancelled/Forfeited	(91,216)	$40.44	(91,216)	$3.08
Options outstanding, December 31, 2018	4,015,466	$37.73	1,771,127	$3.10
Options vested, December 31, 2018 (2)	2,244,339	$35.40

(1)
As at December 31, 2018, there was $5 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.

(2)	As at December 31, 2018, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $23 million.

Schedule of Additional Stock Option Information
The following table summarizes additional stock option information.

(in millions)	2018	2017
Stock option expense recognized	$2	$3
Stock options exercised:
Cash received for exercise price	12	40
Intrinsic value realized by employees	3	15
Fair value of options that vested	2	2

DSU Plan Activity
The following table summarizes information related to DSUs.

	2018	2017
Number of Units
Beginning of year	184,795	199,411
Granted	32,132	31,453
Notional dividends reinvested	7,518	7,294
Paid out	(47,898)	(53,363)
End of year	176,547	184,795

Additional Information (in millions)
Compensation expense recognized	$2	$3
Cash payout (1)	2	2
Accrued liability as at December 31 (2)	8	9

(1)	Reflects a weighted-average payout price of $43.15 per DSU (2017 - $45.37)

(2)	Recognized at the respective December 31st VWAP (Note 3) and included in long-term other liabilities (Note 18)

PSU Plans Activity
The following table summarizes information related to PSUs.

	2018	2017
Number of Units
Beginning of year	1,350,960	931,951
Granted	668,995	711,749
Notional dividends reinvested	66,280	44,893
Paid out	(280,993)	(239,509)
Cancelled/forfeited	(42,471)	(16,910)
Transferred to RSU Plan	—	(81,214)
End of year	1,762,771	1,350,960

Additional Information (in millions)
Compensation expense recognized	$22	$26
Compensation expense unrecognized (1)	27	17
Cash payout (2)	14	11
Accrued liability as at December 31 (3)	50	41
Aggregate intrinsic value as at December 31 (4)	77	58

(1)	Relates to unvested PSUs and is expected to be recognized over a weighted-average period of two years

(2)	Reflects a weighted-average payout price of $46.01 per PSU and a payout percentage of 109% (2017 - $41.46 and 113%, respectively)

(3)	Recognized at the respective December 31st VWAP (Note 3) and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 15 and 18)

(4)	Relates to outstanding PSUs and reflects a weighted-average contractual life of one year

RSU Plans Activity
The following table summarizes information related to RSUs.

	2018	2017
Number of Units
Beginning of year	482,763	123,612
Granted	305,686	349,496
Notional dividends reinvested	26,263	15,407
Paid out	(75,427)	(74,876)
Cancelled/forfeited	(22,267)	(12,090)
Transferred from PSU plan	—	81,214
End of year	717,018	482,763

Additional Information (in millions)
Compensation expense recognized	$11	$8
Compensation expense unrecognized (1)	15	11
Cash payout (2)	3	3
Accrued liability as at December 31 (3)	19	11
Aggregate intrinsic value as at December 31 (4)	34	22

(1)	Relates to unvested RSUs and is expected to be recognized over a weighted-average period of two years

(2)	Reflects a weighted-average payout price of $45.55 per RSU (2017 - $43.42)

(3)	Recognized at the respective December 31st VWAP (Note 3) and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 15 and 18)

(4)	Relates to outstanding RSUs and reflects a weighted-average contractual life of one year